Investment securities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment securities
Investment securities	¥ 8,329,242	¥ 5,844,322
Allowance for credit losses	5,213	3,739
Available-for-sale
Investment securities
Investment securities	561,940
Held-to-maturity
Investment securities
Investment securities	347,331
Long-term investment securities | Held-to-maturity
Investment securities
Investment securities	5,236,109	2,851,966
Long-term investment securities | Available-for-sale
Investment securities
Investment securities		557,492
Short-term investments
Investment securities
Investment securities	¥ 2,183,862	¥ 2,434,864